Share-Based Compensation - Share Based Compensation Expense by Type of Award (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 51,037	$ 8,009	¥ 59,789	¥ 94,897
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	18,081	2,837	21,837	40,533
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 32,956	$ 5,172	¥ 37,952	¥ 54,364